TREASURY SHARES	12 Months Ended
Dec. 31, 2021
TREASURY SHARES
TREASURY SHARES

16. Treasury Shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is recorded entirely in additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares). In the event that treasury share is reissued at an amount different from the cost the Group paid to repurchase the treasury share, the Group will recognize the difference in additional paid-in capital by using the specified identification method.

On July 7, 2021, the Board of Directors approved a share repurchase program to repurchase up to US$20 million of outstanding ADSs of the Company, from time to time over a 12-month period from the date on which a formal stock repurchase plan engagement agreement was signed with a qualified broker-dealer. Up to December 31, 2021, 236,139 outstanding ADSs (295,174 ordinary shares) were repurchased with a total consideration of US$2,361,576. As of December 31, 2021, 160,880 ADSs (201,100 ordinary shares) repurchased shares have been retired.